Business Combinations (Schedule Of Unaudited Pro Forma Total Revenue And Net Income (Loss) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2012	Jan. 31, 2011
Business Combinations [Abstract]
Total revenue	$ 804,006	$ 746,097
Net income (loss) attributable to Comverse Technology Inc.	$ (56,952)	$ (139,440)